Stock options - Rollforward (Details) - Stock options	12 Months Ended
	May 31, 2019 CAD ($) Options	May 31, 2018 CAD ($) Options
Stock options
Outstanding, beginning of the year (in shares) | Options	8,956,195	5,926,001
Exercised during the year (in shares) | Options	(3,164,174)	(2,637,363)
Issued during the year (in shares) | Options	3,005,000	6,703,330
Cancelled during the year (in shares) | Options	(982,025)	(1,035,773)
Outstanding, end of the year (in shares) | Options	7,814,996	8,956,195
Exercisable, end of the year (in shares) | Options	4,474,966	4,507,696
Outstanding, beginning of the year (in Canadian dollars per share) | $	$ 7.60	$ 1.99
Exercised during the year (in Canadian dollars per share) | $	4.05	2.3
Issued during the year (in Canadian dollars per share) | $	13.05	11.12
Cancelled during the year (in Canadian dollars per share) | $	8.27	11.77
Outstanding, end of the year (in Canadian dollars per share) | $	11.05	7.60
Exercisable, end of the year (in Canadian dollars per share) | $	$ 9.54	$ 4.04